Leases	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Leases
7.	Leases
The Company has operating leases for its corporate offices and certain equipment. The leases have remaining lease terms of approximately three to six years. The Company is responsible for payment of taxes and operating expenses for the building, in addition to monthly base rent in the initial amount of approximately $0.1 million, with 3% annual increases. Upon execution of the lease in March 2005, the Company provided a security deposit of approximately $0.3 million which is included in other non-current
assets in the consolidated balance sheets. The Company has determined that the lease is an operating lease for accounting purposes.
In March 2005, the Company executed a lease for approximately 36,000 square feet. Effective December 1, 2021, the Company exercised its option to extend its existing facility lease for an additional five years (the Lease Amendment) through November 30, 2027. Upon delivery of the Company’s notice to exercise the right to extend the term option in the lease, the Company reassessed its facility lease. In December 2021, upon determination of the lease payments, the Company again reassessed facility lease. The reassessments of the Lease Amendment was determined to qualify as a change of accounting for the existing lease rather than a separate contract
. As such, the ROU assets and operating lease liabilities were remeasured using an incremental borrowing rate as of the reassessment date.
The Company determined there was no difference between the remeasured ROU asset and the operating lease liabilities and therefore no gain or loss was recognized and no impairment of the ROU asset occurred. During the fourth quarter of 2021, the Company recorded an increase in the ROU assets and lease liabilities of $11.5 million. The Company no longer has a right to extend the lease term.
The Company had the following activity related to its operating leases as of and during the years ended December 31 (in thousands):
The components of lease expense are as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Operating lease expenses R&D
Operating lease costs	$1,203	$1,243	$1,242
Variable lease costs (1)	1,190	1,087	1,051
Operating lease expenses G&A
Operating lease costs	232	235	235
Variable lease costs (1)	231	206	199

Total operating lease expense	$2,856	$2,771	$2,727

(1)	Includes short-term lease costs which are immaterial.
Supplemental balance sheets information related to operating leases is as follows:

	December 31,
	2021	2020
ROU assets, net	$12,737	$2,641
Operating lease liabilities, current	915	1,595
Operating lease liabilities, net of current	12,212	1,598

Supplemental cash flow information related to leases is as follows:

	Years Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$1,742	$1,692	$1,642
Weighted-average remaining lease term in years	5.9	1.9	2.9
Weighted-average discount rate	7.63%	5.99%	5.99%
The following table summarizes the Company’s future lease liabilities as of December 31, 2021 (in thousands):

Year ending December 31,
2022	$1,875
2023	2,814
2024	2,896
2025	2,982
2026	3,071
2027	2,892
16,530
Less interest expense	(3,403)
Present value of future lease payments	$13,127